Segments	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Segments

20 Segments

a. General

ING Group’s segments are based on the internal reporting structures by lines of business.

The Executive Board of ING Group and the Management Board of ING Bank set the performance targets, approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial policy in conformity with the strategy and performance targets set by the Executive Board of ING Group and the Management Board of ING Bank.

Recognition and measurement of segment results are in line with the accounting policies as described in 2017 Form 20F ING Group Consolidated financial statements, Note 1 ‘Accounting policies’. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.

The following table specifies the segments by line of business and the main sources of income of each of the segments:

Segments of the Banking results by line of business	Main source of income
Retail Netherlands (Market Leaders)	Income from retail and private banking activities in the Netherlands, including the SME and mid-corporate segments. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending in the Netherlands.

Retail Belgium (Market Leaders)	Income from retail and private banking activities in Belgium (including Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.

Retail Germany (Challengers and Growth Markets)	Income from retail and private banking activities in Germany (including Austria). The main products offered are current and savings accounts, mortgages and other customer lending.

Retail Other Challengers and Growth Markets (Challengers and Growth Markets)	Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar to those in the Netherlands.

Wholesale Banking	Income from wholesale banking activities (a full range of products is offered from cash management to corporate finance), real estate and lease.

The geographical segments for the Banking results are presented on page 45.

Geographical segments	Main countries
The Netherlands
Belgium	Including Luxembourg

Germany	Including Austria

Other Challengers	Australia, France, Italy, Spain, Portugal, Czech Republic and UK Legacy run-off portfolio

Growth Markets	Poland, Romania, Turkey and Asian bank stakes

Wholesale Banking Rest of World	UK, Americas, Asia and other countries in Central and Eastern Europe

Other	Corporate Line Banking and the run-off portfolio of Real Estate

ING Group evaluates the results of its banking segments using a financial performance measure called underlying result. Underlying result is used to monitor the performance of ING Group at a consolidated level and by segment. The Executive Board of ING Group and Management Board of ING Bank consider this measure to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources. In addition, ING Group believes that the presentation of underlying net result helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the underlying profitability of the segment businesses. Underlying result is derived by excluding from IFRS the following: special items; the impact of adjustment of the EU ‘IAS 39 carve-out’, divestments and Insurance Other.

Underlying result excludes special items of income or expense that are significant and arise from events or transactions that are clearly distinct from the ordinary operating activities. Disclosures on comparative periods also reflect the impact of divestments. Insurance Other reflects (former) insurance related activities that are not part of the discontinued operations. Adjustment of EU IAS 39 Carve out relates to asset-liability-management activities for the mortgage and savings portfolios in the Benelux, Germany and Czech Republic. These fair value changes are mainly caused by changes in markets interest rates. As explained on page 16, no hedge accounting is applied to these derivatives under IFRS-IASB.

ING Group reconciles the total segment results to the total result of Banking using Corporate Line Banking. The Corporate Line Banking is a reflection of capital management activities and certain expenses that are not allocated to the banking businesses. ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in.

Underlying result as presented below is a non-GAAP financial measure and is not a measure of financial performance under IFRS. Because underlying result is not determined in accordance with IFRS, underlying result as presented by ING may not be comparable to other similarly titled measures of performance of other companies. The underlying result of ING’s segments is reconciled to the Net result as reported in the IFRS Condensed consolidated statement of profit or loss below. The information presented in this note is in line with the information presented to the Executive and Management Boards.

This note does not provide information on the revenue specified to each product or service as this is not reported internally and is therefore not readily available.

Segment reporting - continued

b. ING Group

Reconciliation between IFRS and Underlying income, expenses and net result

				Non-
6 month period				Controlling
1 January to 30 June 2018	Income	Expenses	Taxation	interests	Net result[1]
Net result IFRS attributable to equity holder of the parent	8,883	5,232	995	51	2,605
Remove impact of:
Insurance other[2]	18				19
Adjustment of the EU ‘IAS 39 carve-out[3]	(75)		(26)		(50)

Underlying result[4]	8,940	5,232	1,021	51	2,636

1	Net result, after tax and non-controlling interests.
2	Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. On 18 March 2018 ING sold it’s remaining part of warrants on the shares of Voya Financial.
3	ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU ‘carve-out’ version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
4	Underlying figures are derived from figures according to IFRS by excluding the impacts from divestments, special items, Insurance Other, and EU ‘IAS 39 carve-out’.

ING Group Total

6 month period	ING	Other	Total	Legacy
1 January to 30 June 2018	Bank N.V.	Banking[1]	Banking	Insurance	Total
Underlying income
– Net interest income	6,864	(19)	6,845		6,845
– Net fee and commission income	1,379		1,378		1,378
– Total investment and other income	711	6	717		717

Total underlying income	8,953	(13)	8,940		8,940
Underlying expenditure
– Operating expenses	5,040	(7)	5,032		5,032
– Additions to loan loss provision	200		200		200

Total underlying expenditure	5,240	(7)	5,232		5,232

Underlying result before taxation	3,713	(5)	3,708		3,708
Taxation	1,026	(5)	1,021		1,021
Non-controlling interests	51		51		51

Underlying net result	2,636	(1)	2,636		2,636
Insurance Other[2]				19	19
Adjustment of the EU ‘IAS 39 carve-out	(50)		(50)		(50)

Net result IFRS attributable to equity holder of the parent	2,587	(1)	2,586	19	2,605

1	Comprises for the most part the funding charges of ING Group N.V. (Holding)
2	Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. On 18 March 2018 ING sold it’s remaining part of warrants on the shares of Voya Financial.

Reconciliation between IFRS and Underlying income, expenses and net result

				Non-
6 month period				Controlling
1 January to 30 June 2017	Income	Expenses	Taxation	interests	Net result[1]
Net result IFRS attributable to equity holder of the parent	9,534	5,284	1,226	44	2,980
Remove impact of:
Insurance Other[2]	(64)				(64)
Adjustment of the EU ‘IAS 39 carve-out’[3]	670		204		466

Underlying result[4]	8,928	5,284	1,022	44	2,578

1	Net result, after tax and non-controlling interests.
2	Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group. On 18 March 2018 ING sold it’s remaining part of warrants on the shares of Voya Financial.
3	ING prepares the Form 6-K in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU ‘carve-out’ version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
4	Underlying figures are derived from figures according to IFRS by excluding the impacts from divestments, special items, Insurance Other, and EU ‘IAS 39 carve-out’.

ING Group Total

6 month period	ING	Other	Total	Legacy
1 January to 30 June 2017	Bank N.V.	Banking[1]	Banking	Insurance	Total
Underlying income
– Net interest income	6,756	(45)	6,711		6,711
– Net fee and commission income	1,397		1,396		1,396
– Total investment and other income	810	10	820		820

Total underlying income	8,963	(35)	8,928		8,928
Underlying expenditure
– Operating expenses	4,908	14	4,922		4,922
– Additions to loan loss provision	362		362		362

Total underlying expenditure	5,269	14	5,284		5,284

Underlying result before taxation	3,693	(50)	3,644		3,644
Taxation	1,038	(16)	1,022		1,022
Non-controlling interests	44		44		44

Underlying net result	2,612	(33)	2,578		2,578
Special items
Insurance Other²				(64)	(64)
Adjustment of the EU ‘IAS 39 carve-out’	466		466		466

Net result IFRS attributable to equity holder of the parent	3,078	(33)	3,044	(64)	2,980

1	Comprises for the most part the funding charges of ING Groep N.V. (Holding).
2	Insurance Other comprises the net result relating to warrants on the shares of Voya Financial and NN Group.

c. Banking activities

Segments Banking by line of business

	Retail					Corporate
6 month period	Nether-	Retail	Retail	Retail	Wholesale	Line	Total
1 January to 30 June 2018	lands	Belgium	Germany	Other C&G	Banking	Banking	Banking
Underlying income
– Net interest income	1,755	898	857	1,310	1,922	105	6,845
– Net fee and commission income	320	201	93	212	553	(1)	1,378
– Total investment and other income	192	114	10	61	389	(49)	717

Total underlying income	2,267	1,213	960	1,583	2,864	54	8,940
Underlying expenditure
– Operating expenses	1,078	903	524	1,001	1,386	139	5,032
– Additions to loan loss provision	-51	78	13	121	39		200

Total underlying expenditure	1,028	982	537	1,122	1,425	139	5,232

Underlying result before taxation	1,239	231	423	460	1,439	(85)	3,708
Taxation	307	71	137	116	369	21	1,021
Non-controlling interests		6	1	36	8		51

Underlying net result	933	153	285	308	1,061	(105)	2,636

Insurance other						19	19
Adjustment of the EU ‘IAS 39 carve-out’					(50)		(50)

Net result IFRS	933	153	285	308	1,012	(86)	2,605

Segments Banking by line of business

	Retail					Corporate
6 month period	Nether-	Retail	Retail	Retail	Wholesale	Line	Total
1 January to 30 June 2017	lands	Belgium	Germany	Other C&G	Banking	Banking	Banking
Underlying income
– Net interest income	1,778	945	821	1,199	1,896	71	6,711
– Net fee and commission income	301	229	99	193	577	(3)	1,396
– Total investment and other income	114	125	(2)	85	661	(162)	820

Total underlying income	2,193	1,298	918	1,477	3,134	(93)	8,928
Underlying expenditure
– Operating expenses	1,121	872	514	890	1,373	152	4,922
– Additions to loan loss provision	29	49	6	107	170	1	362

Total underlying expenditure	1,150	922	520	996	1,543	153	5,284

Underlying result before taxation	1,043	377	398	481	1,591	(246)	3,644
Taxation	262	123	134	118	438	(53)	1,022
Non-controlling interests		3	1	32	7		44

Underlying net result	781	251	264	331	1,145	(193)	2,578

Insurance other						(64)	(64)
Adjustment of the EU ‘IAS 39 carve-out’					466		466

Net result IFRS	781	251	264	331	1,611	(257)	2,980

Geographical segments Banking

						Wholesale
				Other		Banking
6 month period	Nether-			Challen-	Growth	Rest of		Total
1 January to 30 June 2018	lands	Belgium	Germany	gers	Markets	World	Other	Banking
Underlying income
– Net interest income	2,273	1,044	1,117	847	785	677	102	6,845
– Net fee and commission income	471	252	117	129	164	247	(1)	1,378
– Total investment and other income	217	200	13	16	120	197	(46)	717

Total underlying income	2,960	1,496	1,248	991	1,069	1,121	54	8,940
Underlying expenditure
– Operating expenses	1,454	1,051	594	584	596	608	146	5,032
– Additions to loan loss provision	(111)	67	51	67	85	40		200

Total underlying expenditure	1,343	1,119	645	651	681	648	146	5,232

Underlying result before taxation	1,617	377	603	341	389	473	(91)	3,708
Taxation	398	103	204	109	83	105	18	1,021
Non-controlling interests		6	1		44			51

Underlying net result	1,219	268	398	231	261	367	(109)	2,636

Insurance Other							19	19
Adjustment of the EU ‘IAS 39 carve-out’	49	(35)	(53)	(10)				(50)

Net result IFRS	1,268	233	344	222	261	367	(91)	2,605

Geographical segments Banking

						Wholesale
				Other		Banking
6 month period	Nether-			Challen-	Growth	Rest of		Total
1 January to 30 June 2017	lands	Belgium	Germany	gers	Markets	World	Other	Banking
Underlying income
– Net interest income	2,256	1,079	1,050	748	742	763	72	6,711
– Net fee and commission income	448	288	125	113	161	264	(3)	1,396
– Total investment and other income	229	294	9	28	122	194	(55)	820

Total underlying income	2,933	1,661	1,184	889	1,025	1,221	14	8,928
Underlying expenditure
– Operating expenses	1,474	1,122	571	509	551	538	157	4,922
– Additions to loan loss provision	6	78	2	97	110	69	1	362

Total underlying expenditure	1,480	1,200	573	606	661	607	157	5,284

Underlying result before taxation	1,453	462	611	283	364	614	(143)	3,644
Taxation	365	161	204	85	79	174	(47)	1,022
Non-controlling interests		3	1		40			44

Underlying net result	1,088	297	406	198	245	441	(96)	2,578

Insurance Other							(64)	(64)
Adjustment of the EU ‘IAS 39 carve-out’	299	74	118	(25)				466

Net result IFRS	1,387	371	524	173	245	441	(160)	2,980

IFRS statements of financial position by segment are not reported internally to, and not managed by, the chief operating decision maker.